Shares in Group Companies - Summary of Shares in Group Companies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in other entities [Line Items]
Dividend received	€ (118)	€ (196)
Aegon N.V [member]
Disclosure of interests in other entities [Line Items]
At January 1	22,219	23,992
Capital contributions and acquisitions	1,006	210
Divestments and capital repayments	(698)	(895)
Dividend received	(120)	(181)
Net income / (loss) for the financial year	2,511	533	€ (394)
Revaluations	(1,799)	(1,440)
Ending balance	€ 23,117	€ 22,219	€ 23,992